Gratuity and other post-employment benefit plans - Summary of Change in Present Value of Defined Benefit Obligation (Detail) - Defined Benefit Gratuity Plan [Member] ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)
Changes in the present value of the defined benefit obligation
Opening defined benefit obligation	₨ 300	$ 4	₨ 231	₨ 189
Current service cost	95	1	73	52
Interest cost	20	0	16	12
Benefits paid	(50)	(1)	(34)	(20)
Remeasurements during the year due to:
- Experience adjustments	(8)	(0)	10	6
- Change in financial assumptions	9	0	4	(10)
- Change in demographic assumptions	(51)	(1)	0	2
Closing defined benefit obligation	₨ 315	$ 4	₨ 300	₨ 231